SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Mar. 31, 2018
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II

VALUATION AND QUALIFYING ACCOUNTS

SONY CORPORATION AND CONSOLIDATED SUBSIDIARIES

	Yen in millions
	Balance at beginning of period	Additions charged to costs and expenses	Deductions (Note 1)	Other (Note 2)	Balance at end of period
Fiscal year ended March 31, 2016:
Allowance for doubtful accounts and sales returns	86,598	56,687	(66,443)	(4,059)	72,783

Fiscal year ended March 31, 2017:
Allowance for doubtful accounts and sales returns	72,783	33,667	(50,858)	(2,442)	53,150

Fiscal year ended March 31, 2018:
Allowance for doubtful accounts and sales returns	53,150	45,515	(51,302)	1,300	48,663

Notes: 1. Reversal including amounts written off. 2. Translation adjustments.
	Balance at beginning of period	Additions	Deductions	Other (Note 1)	Balance at end of period
Fiscal year ended March 31, 2016:
Valuation allowance — Deferred tax assets	1,077,622	154,171	(116,277)	(59,658)	1,055,858

Fiscal year ended March 31, 2017:
Valuation allowance — Deferred tax assets	1,055,858	149,697	(154,210)	619	1,051,964

Fiscal year ended March 31, 2018:
Valuation allowance — Deferred tax assets	1,051,964	70,797	(123,597)	(99,329)	899,835

Note:

1.	Translation adjustments and the effect of change in statutory tax rate.